Condensed Financial Information of Deswell Industries, Inc. (Details) - Schedule of Condensed Balance Sheet - Parent Company [Member] - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Current assets:
Cash and cash equivalents	$ 204	$ 918
Prepaid expenses and other current assets	47	45
Amounts due from subsidiaries	7,976	8,228
Total current assets	8,227	9,191
Investments in subsidiaries	87,195	82,154
Total assets	95,422	91,345
Current liabilities:
Accrued payroll and employee benefits	1,013	1,573
Other accrued liabilities	239	123
Total current liabilities	1,252	1,696
Total shareholders’ equity	94,170	89,649
Total liabilities and shareholders’ equity	$ 95,422	$ 91,345